Annual Fund Operating Expenses - Calamos Antetokounmpo Sustainable Equities Fund	Apr. 15, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	4.70%
Expenses (as a percentage of Assets)	5.80%
Fee Waiver or Reimbursement	(4.45%)	[1]
Net Expenses (as a percentage of Assets)	1.35%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	4.70%
Expenses (as a percentage of Assets)	6.55%
Fee Waiver or Reimbursement	(4.45%)	[1]
Net Expenses (as a percentage of Assets)	2.10%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.70%
Expenses (as a percentage of Assets)	5.55%
Fee Waiver or Reimbursement	(4.45%)	[1]
Net Expenses (as a percentage of Assets)	1.10%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.69%
Expenses (as a percentage of Assets)	5.54%
Fee Waiver or Reimbursement	(4.45%)	[1]
Net Expenses (as a percentage of Assets)	1.09%

[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through May 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.35%, 2.10% and 1.10% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through May 1, 2027 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses, if any. Calamos Antetokounmpo Asset Management LLC may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CGAM and any of its successors and assigns. This agreement is not terminable by either party.